ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Accounts receivable	1,181,478	1,165,706
Less: provision for credit loss	(87,880)	(87,223)
Total accounts receivable, net	1,093,598	1,078,483

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	-	1,181,478
Less: provision for credit loss	-	(87,880)
Total accounts receivable, net	-	1,093,598

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movement of the provision of allowance for expected credit losses is as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Balance at the beginning of the period	-	(87,880)
Additions	-	-
Foreign currency translation	-	657
Balance at the end of the period	-	(87,223)